Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Ordinary shares [member]	Share capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Retained earnings [member]	Foreign currency translation reserve [member]
Balance (in shares) at Dec. 31, 2021		115,145,866
Balance at Dec. 31, 2021	$ 1,013,039		$ 24	$ 824,832	$ (60,453)	$ 249,155	$ (520)
Statement Line Items [Line Items]
Net income	15,035		0	0	0	15,035	0
Other comprehensive loss	(2,865)		0	0	0	0	(2,865)
Share-based compensation	9,073		0	0	0	9,073	0
Issuance of shares upon exercise of RSUs (in shares)		798,750
Share repurchases (in shares)		(26,729,495)
Share repurchases	(146,068)		(6)		(146,063)
Balance (in shares) at Dec. 31, 2022		89,215,121
Balance at Dec. 31, 2022	888,213		18	824,832	(206,514)	273,262	(3,385)
Statement Line Items [Line Items]
Net income	153,301		0	0	0	153,301
Other comprehensive loss	(742)		0	0	0	0	(742)
Share-based compensation	18,600		0	0	0	18,600	0
Issuance of shares upon exercise of RSUs and options (in shares)		1,068,509
Issuance of shares upon exercise of RSUs and options	394		0	0	394	0	0
Share repurchases (in shares)		(2,765,346)
Share repurchases	(32,695)				(32,695)
Dividends	(107,222)		0	(107,222)	0	0	0
Balance (in shares) at Dec. 31, 2023		87,518,284
Balance at Dec. 31, 2023	919,850		18	717,610	(238,815)	445,164	(4,127)
Statement Line Items [Line Items]
Net income	80,771					80,771	0
Other comprehensive loss	(811)						(811)
Share-based compensation	10,689					10,689
Issuance of shares upon exercise of RSUs (in shares)		961,870
Dividends	(70,398)			(70,398)
Balance (in shares) at Dec. 31, 2024		88,480,154
Balance at Dec. 31, 2024	$ 940,100		$ 18	$ 647,212	$ (238,815)	$ 536,623	$ (4,938)